Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted net earnings (loss) per ordinary share
	Year Ended December 31,
	2018	2017	2016
Numerator:
Net income (loss) attributable to NCF Wealth Holding Limited	$60,284,971	$35,987,631	$(13,157,161)
Less: Net income allocated to participating securities	2,848,612	1,700,503	-
Net income (loss) available to ordinary shareholders of NCF Wealth Holding Limited	57,436,359	34,287,128	(13,157,161)

Denominator:
Weighted average basic ordinary shares outstanding	1,091,569,209	1,091,569,209	1,088,230,612
Weighted average additional ordinary shares outstanding if preferred shares converted to ordinary shares (if dilutive)	54,137,425	54,137,425	-
Total weighted average common shares outstanding if preferred shares converted to ordinary shares	1,145,706,634	1,145,706,634	1,088,230,612

Income (loss) per ordinary share:
Basic	$0.05	$0.03	$(0.01)
Diluted	$0.05	$0.03	$(0.01)

Schedule of computation of diluted net earnings (loss) per share
	For the year ended December 31
	2018	2017	2016
Series B preferred shares	-	-	29,426,129
Series C-1 preferred shares	-	-	24,711,296